BRIDGE BUILDER TRUST

Bridge Builder Tax Managed Large Cap Fund (the “Large Cap Fund”)

Bridge Builder Tax Managed Small/Mid Cap Fund (the “Small/Mid Cap Fund”)

Bridge Builder Tax Managed International Equity Fund (the “International Equity Fund”)

(each a “Fund,” and collectively, the “Funds”)

Supplement dated July 20, 2026

to the Prospectus dated October 27, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Paul Bouchey no longer serves as portfolio manager of the portion of the assets of each of the Large Cap Fund, Small/Mid Cap Fund and International Equity Fund managed by Parametric Portfolio Associates LLC (“Parametric’s Allocated Portion of the Funds”). Additionally, Robert Osborne has been added as a portfolio manager to Parametric’s Allocated Portion of the Funds. Jennifer Sireklove and Jennifer Mihara continue to serve as portfolio managers of Parametric’s Allocated Portion of the Funds.

Accordingly, all references and information related to Paul Bouchey in the Prospectus are hereby deleted in their entirety, and the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “Parametric” in the sub-sections entitled “Sub-advisers and Portfolio Managers” under the sections entitled “Summary Section – Bridge Builder Tax Managed Large Cap Fund,” “Summary Section – Bridge Builder Tax Managed Small/Mid Cap Fund,” and “Summary Section – Bridge Builder Tax Managed International Equity Fund” is hereby replaced with the following:

Parametric

Portfolio Managers	Position with Parametric	Length of Service to the Fund
Jennifer Sireklove, CFA	Managing Director, Investment Strategy	Since Inception
Jennifer Mihara	Managing Director, Head of Equity Fund Management	Since July 2024
Robert Osborne, CFA	Senior Portfolio Manager	Since July 2026

2.

The sub-section entitled “Sub-advisers and Portfolio Managers – Large Cap Fund, Small/Mid Cap Fund and International Equity Fund – Parametric – Portfolio Managers” under the section entitled “Management of the Funds” is hereby replaced with the following:

Portfolio Managers:

Jennifer Sireklove, CFA, has been a portfolio manager of the Funds since their inception, Jennifer Mihara has been a portfolio manager of the Funds since July 2024, and Robert Osborne, CFA, has been a portfolio manager of the Funds since July 2026.

Ms. Sireklove, CFA, Managing Director, Investment Strategy, has managed the portion of each Fund’s assets allocated to Parametric since each Fund’s inception. She leads the Investment Strategy Team at Parametric, which is responsible for all aspects of Parametric’s equity-based investment strategies. In addition, she has direct investment responsibility for Parametric’s Emerging Markets and International Equity Strategies and chairs Parametric’s Stewardship Committee. Previously she helped build Parametric’s active ownership and custom ESG portfolio construction practices. Prior to joining Parametric in 2013, she worked in equity research, primarily covering the energy, utility, and industrial sectors at firms including D.A. Davidson and

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McAdams Wright Ragen. She earned an MBA in finance and accounting from the University of Chicago and a BA in economics from Reed College. A CFA charterholder since 2006, she is a member of the CFA Society of Seattle.

Ms. Mihara, Managing Director, Head of Equity Fund Management, has managed the portion of each Fund’s assets allocated to Parametric since July 2024. She leads the team primarily serving Parametric’s wealth management, family office and institutional client base. Ms. Mihara was previously a supervisor on the Large Case Custom Core® Portfolio Management Team, primarily serving Parametric’s wealth management, family office and institutional client base. Prior to joining Parametric in 2005, she was an investment associate at Merrill Lynch for five years. She earned a BA in economics and a minor in mathematics from Colgate University.

Mr. Osborne, CFA, Director, Portfolio Management, has managed the portion of each Fund’s assets allocated to Parametric since July 2026. He leads the Institutional Centralized Portfolio Management Team at Parametric, managing equity-based investment strategies. Mr. Osborne joined Parametric in 2008 as an operations associate working with corporate actions and valuation. Since 2010, he has worked in portfolio management, first as an analyst and then as a portfolio manager for the Emerging Markets Strategy before joining his current team in 2017. He graduated from Principia College with a BA in political science. A CFA charterholder since 2014, he is a member of the CFA Society of Boston.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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BRIDGE BUILDER TRUST

Bridge Builder Tax Managed Large Cap Fund (the “Large Cap Fund”)

Bridge Builder Tax Managed Small/Mid Cap Fund (the “Small/Mid Cap Fund”)

Bridge Builder Tax Managed International Equity Fund (the “International Equity Fund”)

(each a “Fund,” and collectively, the “Funds”)

Supplement dated July 20, 2026

to the Statement of Additional Information (“SAI”) dated October 27, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Paul Bouchey no longer serves as portfolio manager of the portion of the assets of each of the Large Cap Fund, Small/Mid Cap Fund and International Equity Fund managed by Parametric Portfolio Associates LLC (“Parametric’s Allocated Portion of the Funds”). Additionally, Robert Osborne has been added as a portfolio manager to Parametric’s Allocated Portion of the Funds. Jennifer Sireklove and Jennifer Mihara continue to serve as portfolio managers of Parametric’s Allocated Portion of the Funds.

Accordingly, all references and information related to Paul Bouchey in the SAI are hereby deleted in their entirety, and the SAI is hereby supplemented and revised as follows:

The sub-section entitled “Parametric Portfolio Associates LLC (“Parametric”)” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Tax Managed Large Cap Fund, Tax Managed Small/Mid Cap Fund and Tax Managed International Equity Fund” is hereby replaced with the following:

Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104, is the Sub-adviser for an allocated portion of each of the Tax Managed Large Cap Fund, Tax Managed Small/Mid Cap Fund and Tax Managed International Equity Fund pursuant to a Sub-advisory Agreement with the Adviser. Parametric is organized as a limited liability company under the laws of the State of Delaware. Parametric has been providing investment advisory services since its formation in 1987. Parametric serves its clients through its offices located in Seattle, Minneapolis, Boston, New York City, and Westport, Connecticut. Parametric is a wholly-owned subsidiary of Morgan Stanley, a publicly held company that is traded on the New York Stock Exchange (NYSE) under the ticker symbol MS. Parametric is a part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley. Parametric is owned directly by Eaton Vance Acquisitions LLC, a privately held subsidiary of Morgan Stanley. For its services as a Sub-adviser, Parametric is entitled to receive a fee from each of the Tax Managed Large Cap Fund, Tax Managed Small/Mid Cap Fund and Tax Managed International Equity Fund.

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for each portfolio manager of the Tax Managed Large Cap Fund, Tax Managed Small/Mid Cap Fund and Tax Managed International Equity Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information in all tables is shown as of June 30, 2025, except as noted below. Asset amounts are approximate and have been rounded.

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	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

All Accounts
Jennifer Sireklove, CFA	5	$1.04 billion	4	$614.87 million	129,232	$307.04 billion
Jennifer Mihara	61	$26.75 billion	6	$742.48 million	129,232	$327.29 billion
Robert Osborne, CFA*	12	$12.25 billion	0	$0	162,453	$426.05 billion
*	Information is as of May 31, 2026.

As of June 30, 2025, for Mses. Sireklove and Mihara, and as of June 30, 2026, for Mr. Osborne, the above-listed portfolio managers did not beneficially own any shares of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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